As filed with the Securities and Exchange Commission on July 9, 2015

File Nos. 811-04014 and 002-90949

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 51

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52

MERIDIAN FUND, INC.

(Exact name of Registrant as Specified in Charter)

100 Fillmore Street

Suite 325

Denver, Colorado 80206

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 398-2929

David Corkins

100 Fillmore Street

Suite 325

Denver, Colorado 80206

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the ninth day of July, 2015.

MERIDIAN FUND, INC.® (Registrant)

/s/ David Corkins
David Corkins, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

David Corkins	President (Principal Executive Officer)	July 9, 2015

/s/ Derek Mullins Derek Mullins	Chief Financial Officer (Principal Financial Officer) and Treasurer	July 9, 2015

/s/ Guy M. Arnold*	Director	July 9, 2015
Guy M. Arnold

/s/ Michael S. Erickson* Michael S. Erickson	Director	July 9, 2015

/s/ John S. Emrich* John S. Emrich	Director	July 9, 2015

/s/ James B. Glavin* James B. Glavin	Director and Chairman of the Board	July 9, 2015

/s/ Edward Keely* Edward Keely	Director	July 9, 2015

/s/ Michael Stolper* Michael Stolper	Director	July 9, 2015

*By: /s/ Derek Mullins
**	Attorney-in-Fact July 9, 2015

**	Executed by Derek Mullins on behalf of each of Michael S. Erickson, John S. Emerich, James B. Glavin, and Michael Stolper pursuant to a Power of Attorney dated October 15, 2013 and incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on October 25, 2013; on behalf of Edward Keely pursuant to a Power of Attorney dated March 11, 2015 and incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on March 25, 2015; and on behalf of Guy M. Arnold pursuant to a Power of Attorney dated May 21, 2015, and incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on July 1, 2015

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase